SCHEDULE OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 72	$ 362	$ 260	$ 1,127
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	2	143	40	345
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	37	145	152	287
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 33	$ 74	$ 68	$ 495